UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: October 31, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

ICM Small Company Portfolio
Annual Report	October 31, 2018

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018

The Portfolio files its complete schedule of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-234-5426; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018 (Unaudited)

Dear Shareholders:

Building on the strong gains of 2017, fiscal 2018 began on an optimistic note as the market continued to react positively to the passage of corporate tax reform. Volatility returned to the market in the second quarter, however, as investors’ inflation expectations began to push up yields on U.S. Treasuries and the Trump administration launched its protectionist trade agenda with tariffs on aluminum, steel and a number of Chinese imported goods. Nevertheless, for much of the year, equities were propelled higher by rising corporate profits fueled by strong GDP growth.

Unfortunately, much of these gains were wiped away in the October market correction that was triggered by a growing concern that economic growth is peaking and the Federal Reserve’s move towards a more “normal” interest rate environment is too aggressive and will choke off the economy. While most domestic indices remained in the black for the fiscal year, small cap value shares experienced a slight 0.6% decline. While the Fund was ahead of this benchmark through September, a difficult October put it behind for the fiscal year with a 3.06% decline.

	Total Returns
	1st Fiscal Qtr	2nd Fiscal Qtr	3rd Fiscal Qtr	4th Fiscal Qtr	Fiscal Year
	Nov. 1, 2017-	Feb. 1, 2018-	May 1, 2018-	Aug. 1, 2018-	Nov. 1, 2017-

	Jan. 31, 2018	Apr. 30, 2018	Jul. 31, 2018	Oct. 31, 2018	Oct. 31, 2018
ICM Small Co. Portfolio*	2.98	-1.92	9.37	-12.24	-3.06
Russell 2000® Value Index	3.17	-2.16	8.34	-9.1	-0.59
Russell 2000® Index	5.14	-1.79	8.69	-9.26	1.85
Russell 2000® Growth Index	7.00	-1.44	8.97	-9.39	4.13
S&P 500 Index	10.18	-5.77	6.87	-3.25	7.35

Portfolio’s Average Annual Total Returns*
1 year	5 years	10 years	Since Inception - 4/19/89
End 10/31/18	End 10/31/18	End 10/31/18	Thru 10/31/18
-3.06	8.25	12.53	12.16

*The returns shown for the ICM Small Company Portfolio are net of all fees and expenses.

Periods greater than one year are annualized. Total returns assume reinvestment of all dividends and capital gains.

The performance data quoted represents past performance. Past performance does not guarantee future results. The Russell Indices and the Standard & Poor’s 500 Index are unmanaged indices. One cannot invest directly in an index. The Russell indices and the S&P 500 Index returns do not reflect any management fees, expenses, or transaction costs. The investment return and principal value of an investment

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018 (Unaudited)

will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent moth end, please call 1-866-234-5426 or visit our website at www.icomd.com.

The Fund’s Technology holdings delivered another year of strong relative returns in Fiscal 2018, gaining 4.7% compared to a 7.4% decline for the benchmark peers. In most years, one or more of the Fund’s holdings will be acquired, usually at a premium, by a strategic buyer or private equity investor. In 2018, this activity was clustered in the Technology sector, where three investments, Orbotech Ltd., Oclaro, Inc. and Mitel Networks, were purchased at a premium of 20% or greater. The Fund also benefitted from strong performance from its software holdings, which collectively advanced 21.0% during the year. In recent months, we took advantage of this strength to further reduce the Fund’s Technology weighting as a number of stocks rose well above our estimates of fair value.

The Portfolio’s healthcare shares were another bright spot in a difficult year, handily beating the Benchmark constituents with a 42.7% return. The gains were broad based, but skilled nursing provider Ensign Group was an outsized contributor with a 61.5% return. We acquired this well managed and well capitalized healthcare operator in 2016 at a substantial discount after the company stumbled integrating the acquisition of a large portfolio of nursing facilities in Texas. As expected, Ensign’s earnings have improved dramatically in 2018 and the shares have responded accordingly. After several years of strong gains, valuations for many healthcare shares have become elevated and a number of the Fund’s holdings in this area have exceeded our price objective. As a result, we have reduced our exposure to this sector of the market as well.

In the face of mounting trade war tensions, the Producer Durable sector performed surprisingly well, rising 0.8%. Dissecting this broad based sector further, however, the more cyclical and globally oriented manufacturing and transportation companies fared far worse, while the less cyclical, domestically oriented business services firms performed much better. The Fund has a higher weighting to the latter, which allowed the Fund to outperform the Benchmark peers this year with a 3.9% return. For example, accounting and consulting firms CBIZ Inc., ICF International and FTI Consulting all rose in excess of 30%.

The biggest drag on relative performance this year came from the Fund’s Consumer Discretionary stocks which fell 12.7%, far below the strong 7.4% return for similar stocks in the Russell 2000® Value. The 55.9% decline in the shares of casual dining chain Red Robin Gourmet Burgers was a significant contributor to this weakness. The company’s shares have been excessively punished after reporting two quarters of sales growth that came up somewhat short of analysts’ estimates. With the stock

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018 (Unaudited)

trading at an enterprise value to EBITDA multiple of just 5.4 times this year’s estimates, versus recent restaurant transactions at 11 times, we believe the shares are a compelling value. Red Robin has a newly energized management team that has shifted its focus from driving sales growth to a more disciplined return on invested capital approach that should drive long term value for shareholders. The 25% combined decline in the shares of the Portfolio’s two homebuilding stocks, M.D.C. Holdings, Inc. and Tri Point Group Inc., also hurt results in this sector. As new home prices and more recently mortgage rates have risen, sales of new homes nationwide have stalled in recent months. Consequently, the market has punished the shares of homebuilders to the point where they are trading at book value or lower. At this level the shares are attractively valued. With unemployment low and wage gains accelerating, absent a recession the housing market, while no longer red hot, should remain healthy.

The Fund’s Materials and Processing holdings was another noteworthy source of relative weakness this year, declining 24.5% versus a much smaller drop of 11.4% for the Benchmark constituents. Most of this underperformance came from the Portfolio’s investment in the shares of two companies; U.S. Concrete and U.S. Silica, each of which declined more than 50% over the period. In the Case of U.S. Concrete, the market is excessively focused on the short term negative effects of unusually wet weather in the company’s served markets in recent months, while ignoring the company’s solid longer term outlook and compelling valuation, which now stands at less than 9 times our earnings forecast. U.S. Silica has one of the largest portfolios of sand mines and related logistic facilities in the country. While 17% of its revenues come from industrial customers, the bulk of its sales come from the sale of “fracking” sand to oil and gas drillers. The confluence of increased supply from new mines and a temporary slowdown in drilling in the Permian basin due to a lack of pipeline capacity has pressured sand prices in recent months beyond our initial expectations. Nevertheless, as new pipelines come on line in 2019, fracking demand should pick up and sand prices should firm accordingly. In the meantime, the company has a strong balance sheet, excellent free cash flow and a cyclically depressed valuation.

After plunging in the first half of the fiscal year as rates spiked, small cap Real Estate Investment Trusts (REITs) recovered sharply in the summer months as the upward move in the 10 year U.S. Treasury stalled. The Portfolio’s REITs, however, failed to keep pace, falling 12.8% compared to a modest 0.2% loss for the benchmark constituents. The Fund’s REIT holdings were set to benefit from a stronger economy and rising interest rate environment and thus lacked exposure to the more rate sensitive healthcare and mortgage REIT and was overweight office, timber and data center REITs which performed poorly.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018 (Unaudited)

Another significant area of relative underperformance this year was in the Financial Services sector, where the Fund’s 6.1% decline lagged the 3.5% loss for the Benchmark. Most of this underperformance came from the Portfolio’s regional bank holdings, which declined 7.9% compared to a smaller 5.0% fall for the banks in the benchmark. While not a large disparity, the sizeable 18.3% weight of financial stocks in the Russell 2000® Value magnifies the importance to overall relative performance.    Investor sentiment towards small cap banks turned negative in recent months over concerns that loan growth is slowing and the margin compressing implications from a continually flattening yield curve. We are maintaining a modest underweight to banks, but valuations for this sector have become relatively attractive.

For some time, market commentators have bemoaned the elevated valuation of the U.S. equity markets. However, after the robust earnings growth over the last year, fundamentals to a large extent have caught up with stock prices. The S&P 500 now trades at 15.2 times earnings expectations for the next 12 months, compared to a 20 year average multiple of 15.9. With the multiyear underperformance of value indices, the premium to longer term averages is even slimmer. In fact, the Russell 2000® Value, trading at 13 times next 12 months earnings estimates, now trades at a discount to the 20 year average multiple of 16 times.

Like many, we worry about the negative consequences for domestic and international economic growth that could entail from the escalating trade war with China and other nations, but we continue to believe that the single biggest risk to U.S. equities rests with the Federal Reserve. After raising the Federal Funds rate eight times in the past two years, the Fed seems intent on continuing to raise rates towards a more “normal” level despite a stubbornly flat yield curve. Without an increase in the yields on other competing sovereign bonds, which would likely require accelerating global growth, this could be a difficult mission.

As always, we appreciate your business. Please feel free to contact us with any questions or concerns.

Respectfully,

William V. Heaphy, CFA

Principal

Investment Counselors of Maryland, LLC

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018 (Unaudited)

The material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding any stock. Neither this material nor any accompanying oral presentation or remarks by a representative is intended to constitute a recommendation of the Fund or a determination of suitability.

Portfolio holdings are subject to change and should not be considered investment advice or a recommendation to buy securities.

There are risks involved with investing in mutual funds, including loss of principal. In addition to the normal risks involved with investing in mutual funds, including loss of principal, investments in smaller companies typically exhibit higher volatility. Current and future holdings are subject to risk.

EBIDTA - Earnings before interest, taxes, depreciation and amortization.

Index returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018 (Unaudited)

Definition of the Comparative Indices

Russell 2000® Value Index is a subset of the Russell 2000® Index that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Russell 2000® Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

Russell 2000® Growth Index is a subset of the Russell 2000® Index that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018 (Unaudited)

Growth of a $2,500,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	1 Year Return	5 Year Return	10 Year Return	Inception to Date*
ICM Small Company Portfolio	-3.06%	8.25%	12.53%	12.16%
Russell 2000 Value Index	-0.59%	7.18%	10.95%	10.32%
Russell 2000 Index	1.85%	8.01%	12.44%	9.39%

* The ICM Small Company Portfolio commenced operations on April 19, 1989.

The performance data quoted herein represents past performance and the return and value of an investment in the Portfolio will fluctuate so that, when redeemed, may be worth less than its original cost.

The Portfolio’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Portfolio will meet its stated objectives. The Portfolio’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Portfolio shares.

See definition of comparative indices on page 6.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018

SECTOR WEIGHTINGS (UNAUDITED)†:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%

	Shares	Value

CONSUMER DISCRETIONARY — 10.8%
Bojangles’*	276,272	$4,367,860
Cooper Tire & Rubber	345,800	10,681,762
DSW, Cl A	263,300	6,990,615
Extended Stay America	438,400	7,137,152
Group 1 Automotive	141,927	8,194,865
Haverty Furniture	140,533	2,850,009
MDC Holdings	248,135	6,972,594
Red Robin Gourmet Burgers*	212,100	6,405,420
Regis*	364,221	6,133,482
TRI Pointe Group*	738,350	8,786,365
Universal Electronics*	142,000	4,440,340
Vista Outdoor*	256,100	3,201,250
Winnebago Industries	127,000	3,500,120

		79,661,834

CONSUMER STAPLES — 2.3%
Landec*	305,100	4,176,819
Sanderson Farms	61,300	6,031,307
TreeHouse Foods*	152,300	6,938,788

		17,146,914

ENERGY — 4.0%
Carrizo Oil & Gas*	437,929	7,974,687
Dril-Quip*	182,100	7,750,176
Earthstone Energy, Cl A*	440,100	3,622,023
McDermott International*	472,165	3,649,836

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value

ENERGY — continued
Whiting Petroleum*	176,100	$6,568,530

		29,565,252

FINANCIAL SERVICES — 24.8%
Ameris Bancorp	216,691	9,293,877
Argo Group International Holdings	138,856	8,554,918
Banc of California	433,600	6,915,920
Boston Private Financial Holdings	379,320	5,120,820
Bryn Mawr Bank	216,739	8,656,556
ConnectOne Bancorp	379,800	7,873,254
Enterprise Financial Services	135,501	5,887,518
First Bancorp	118,094	4,356,488
First Merchants	151,019	6,283,901
Franklin Financial Network*	174,700	5,922,330
Hanmi Financial	128,141	2,688,398
Heritage Financial	63,560	2,079,683
HomeStreet*	301,191	7,824,942
HomeTrust Bancshares*	272,656	7,432,603
Independent Bank Group	96,600	5,594,106
MGIC Investment*	772,200	9,428,562
Navigators Group	120,878	8,358,714
Pinnacle Financial Partners	84,709	4,430,281
PRA Group*	269,200	8,302,128
Sandy Spring Bancorp	199,900	7,106,445
Seacoast Banking Corp of Florida*	315,602	8,303,488
Simmons First National, Cl A	375,344	10,051,712
South State	96,075	6,501,395
Sterling Bancorp	434,300	7,808,714
TriCo Bancshares	188,137	6,776,695
UMH Properties†	279,800	4,009,534
Union Bankshares	218,400	7,456,176

		183,019,158

HEALTH CARE — 2.7%
ANI Pharmaceuticals*	47,677	2,313,765
Cross Country Healthcare*	349,500	3,086,085
Ensign Group	224,170	8,303,257
NuVasive*	118,500	6,656,145

		20,359,252

INDUSTRIALS — 14.0%
Armstrong World Industries*	187,736	11,592,698
Astec Industries	180,000	6,769,800

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Atkore International Group*	394,809	$7,604,021
Benchmark Electronics	338,800	7,396,004
Dycom Industries*	77,200	5,240,336
Federal Signal	395,800	8,703,642
Greif, Cl A	157,700	7,459,210
ICF International	152,964	11,264,269
Knoll	380,300	7,548,955
Knowles*	612,400	9,908,632
Lydall*	162,372	4,850,052
MYR Group*	213,710	7,135,777
NCI Building Systems*	139,119	1,704,208
SP Plus*	187,019	5,977,127

		103,154,731

INFORMATION TECHNOLOGY — 6.7%
Advanced Energy Industries*	177,500	7,637,825
Applied Optoelectronics*	171,591	3,368,331
Mitel Networks*	987,879	10,846,912
NetScout Systems*	307,200	7,759,872
Perficient*	404,000	10,108,080
Verint Systems*	218,300	9,969,761

		49,690,781

MATERIALS — 1.2%
Neenah	51,505	4,144,092
US Concrete*	137,500	4,488,000

		8,632,092

MATERIALS & PROCESSING — 8.0%
ABM Industries	282,600	8,689,950
Belden CDT	175,172	9,468,046
Brady, Cl A	192,334	7,749,137
Cambrex*	116,560	6,211,482
Haynes International	75,157	2,176,547
Innophos Holdings	187,087	5,481,649
Minerals Technologies	123,886	6,782,759
Quanex Building Products	422,371	6,259,538
US Silica Holdings	435,700	6,099,800

		58,918,908

PRODUCER DURABLES — 10.2%
Actuant, Cl A	288,443	6,879,366

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value

PRODUCER DURABLES — continued
Albany International, Cl A	95,171	$6,660,067
CBIZ*	363,911	8,071,546
Compass Diversified Holdings(A)	382,655	6,049,775
ESCO Technologies	108,175	6,622,473
Granite Construction	187,130	8,555,584
Heartland Express	438,953	8,546,415
Kaman	138,246	8,781,386
Methode Electronics	270,354	8,002,478
Regal Beloit	99,756	7,152,505

		75,321,595

REAL ESTATE — 7.6%
Brandywine Realty Trust†	522,248	7,342,807
CatchMark Timber Trust, Cl A†	558,700	4,944,495
Empire State Realty Trust, Cl A†	495,775	7,862,991
First Industrial Realty Trust†	195,900	6,014,130
Jernigan Capital†	152,200	2,978,554
Kite Realty Group Trust†	630,543	9,987,801
Pebblebrook Hotel Trust†	243,677	8,214,352
QTS Realty Trust, Cl A†	235,400	9,020,528

		56,365,658

TECHNOLOGY — 1.7%
FormFactor*	443,593	5,429,579
NextGen Healthcare*	482,216	7,122,330

		12,551,909

UTILITIES — 3.0%
El Paso Electric	103,600	5,910,380
IDACORP	82,147	7,661,029
Spire	114,500	8,310,410

		21,881,819

TOTAL COMMON STOCK

(Cost $662,102,272)		716,269,903

WARRANTS — 0.0%

	Number of Warrants	Value
SAExploration Holdings, Ser A, Expires 08/01/2021* (B)	2,784	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018

WARRANTS — continued

	Number of Warrants	Value
SAExploration Holdings, Ser B, Expires 08/01/2021* (B)	2,784	$—

TOTAL WARRANTS

(Cost $–)		—

SHORT-TERM INVESTMENT — 2.9%

	Shares	Value
Dreyfus Treasury Prime Cash Management, Cl A

2.020%, (C)
(Cost $21,430,324)	21,430,324	21,430,324

TOTAL INVESTMENTS— 99.9%

(Cost $683,532,596)		$737,700,227

Percentages are based on Net Assets of $738,558,190.
(A)	Security considered to be a Master Limited Partnership. The total value of such security as of October 31, 2018 was $6,049,775 or 0.8% of Net Assets.
(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2018, was $0 and represented 0.0% of net assets.

(C)	The rate shown is the 7-day effective yield as of October 31, 2018.
*	Non-income producing security.
†	Real Estate Investment Trust

Cl — Class

Ser — Series

Amounts designated as “—“are either not applicable, $0 or have been rounded to $0.

The following is a table by input level used as of October 31, 2018 when valuing the Portfolio’s investments:

Investments in Securities	Level 1	Level 2	Level 3*	Total
Common Stock	$716,269,903	$—	$—	$716,269,903
Warrants	—	—	—	—
Short-Term Investment	21,430,324	—	—	21,430,324

Total Investments in Securities	$737,700,227	$—	$—	$737,700,227

* Portfolio investment in warrants is considered Level 3

For the year ended October 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended October 31, 2018, there were Level 3 securities. All transfers, if any, are recognized by the Portfolio at the end of the year.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018

STATEMENT OF ASSETS AND LIABILITIES

Assets:

Investments at Value (Cost $683,532,596)	$737,700,227
Receivable for Investment Securities Sold	3,168,086
Dividends and Interest Receivable	166,388
Receivable for Capital Shares Sold	43,838
Prepaid Expenses	18,427

Total Assets	741,096,966

Liabilities:
Payable for Investment Securities Purchased	1,561,374
Payable to Investment Adviser	464,305
Shareholder Servicing Fees Payable	202,460
Payable for Capital Shares Redeemed	189,756
Payable to Administrator	40,928
Payable to Trustees	4,456
Chief Compliance Officer Fees Payable	2,147
Other Accrued Expenses	73,350

Total Liabilities:	2,538,776

Net Assets	$738,558,190

Net Assets Consist of:
Paid-in Capital	$583,727,984
Total distributable earnings	154,830,206

Net Assets	$738,558,190

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	23,423,302

Net Asset Value, Offering and Redemption Price Per Share	$31.53

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO FOR THE YEAR ENDED OCTOBER 31, 2018

STATEMENT OF OPERATIONS

Investment Income

Dividends	$8,145,618
Dividends from Master Limited Partnership	561,211

Total Investment Income	8,706,829

Expenses
Investment Advisory Fees	5,575,286
Administration Fees	486,349
Trustees’ Fees	16,479
Chief Compliance Officer Fees	5,830
Shareholder Servicing Fees	1,095,522
Transfer Agent Fees	92,982
Legal Fees	32,978
Custodian Fees	32,019
Registration and Filing Fees	26,455
Audit Fees	18,000
Printing Fees	13,608
Other Expenses	42,194

Total Expenses	7,437,702

Less: Fees Paid Indirectly (See Note 4)	(286)
Net Expenses	7,437,416

Net Investment Income	1,269,413

Net Realized Gain on Investments	103,707,517
Net Change in Unrealized Depreciation on Investments	(129,524,005)

Total Net Realized and Unrealized Loss on Investments	(25,816,488)

Net Decrease in Net Assets Resulting from Operations	$(24,547,075)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$1,269,413	$1,252,801
Net Realized Gain on Investments	103,707,517	128,506,344	(1)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(129,524,005)	89,229,250

Net Increase (Decrease) in Net Assets Resulting from Operations	(24,547,075)	218,988,395

Distributions:(3)	(56,047,880)	(20,244,447)

Capital Share Transactions:
Issued	65,868,512	57,467,387
In Lieu of Cash Distributions	55,496,747	20,057,905
Redeemed	(70,541,125)	(280,864,768	)(2)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	50,824,134	(203,339,476)

Total Decrease in Net Assets	(29,770,821)	(4,595,528)

Net Assets:
Beginning of Year	768,329,011	772,924,539

End of Year(4)	$738,558,190	$768,329,011

Share Transactions:
Issued	1,876,709	1,805,048
In Lieu of Cash Distributions	1,662,953	623,179
Redeemed	(2,043,666)	(8,839,421	)(2)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,495,996	(6,411,194)

(1)	Includes realized gains due to in-kind redemptions (see Note 10).
(2)	Includes redemptions as a result of in-kind redemptions (see Note 10).
(3)	Current year presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 11).
(4)	Includes undistributed net investment income of $1,541,832, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year

	Year ended October 31,
	2018	2017	2016	2015	2014

Net Asset Value, Beginning of Year	$35.04	$27.27	$28.15	$34.94	$36.60

Income from Operations:
Net Investment Income*	0.06	0.06	0.11	0.11	0.09
Net Realized and Unrealized Gain (Loss)	(1.00)	8.61	1.99	0.10(1)	1.98

Total from Operations	(0.94)	8.67	2.10	0.21	2.07

Dividends and Distributions:
Net Investment Income	(0.09)	(0.03)	(0.10)	(0.08)	(0.14)
Net Realized Gain	(2.48)	(0.87)	(2.88)	(6.92)	(3.59)

Total Dividends and Distributions	(2.57)	(0.90)	(2.98)	(7.00)	(3.73)

Net Asset Value, End of Year	$31.53	$35.04	$27.27	$28.15	$34.94

Total Return†	(3.06)%	32.07%	8.79%	0.47%	6.21%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$738,558	$768,329	$772,925	$948,137	$1,120,433
Ratio of Expenses to Average Net Assets(2)	0.93%	0.95%	0.95%	0.94%	0.96%
Ratio of Net Investment Income to Average Net Assets	0.16%	0.17%	0.41%	0.37%	0.26%
Portfolio Turnover Rate	31%	30%	32%	27%	24%

*	Per share calculations were performed using average shares for the year.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

(1)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(2)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported. The accompanying notes are an integral part of the financial statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 54 Funds. The financial statements herein are those of the ICM Small Company Portfolio (the “Fund”). The Fund seeks maximum, long-term total return consistent with reasonable risk to principal by investing primarily in common stocks of smaller companies measured in terms of revenues and assets and, more importantly, in terms of market capitalization. The Fund, a diversified Portfolio, normally seeks to achieve its objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of companies that have market capitalizations within the range of the Russell 2000 Value Index at the time of purchase. The Fund may invest in equity securities listed on the New York and American Stock Exchanges or traded on the over-the-counter markets operated by the FINRA. The Fund invests mainly in common stocks, but it may also invest in other types of equity securities. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund. The Fund is an investment company in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2018, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Fund utilizes a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain.

As of the year ended October 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Fund and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date. The Fund’s distributions to shareholders may include return of capital received from Real Estate Investment Trusts (“REITs”).

Investments in REITs — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — The Fund may invest in master limited partnerships (“MLP”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers and service providers as required by the U.S. Securities and Exchange Commission (the “SEC”) regulations. The CCO’s services have been approved by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2018, the Fund paid $486,349 for these services.

The Trust and the Distributor are parties to a Distribution Agreement (the “Agreement”). The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Investment Counselors of Maryland, LLC (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018

The Fund may earn cash management credits which can be used to offset transfer agent expenses. For the year ended October 31, 2018, the Fund earned credits of $286 which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser, owned in part by BrightSphere Investment Group plc. (“BSIG”) and ICM Management LLC, a company wholly-owned by six officers of the Adviser, provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.70% of the Fund’s average daily net assets.

6. Investment Transactions:

For the year ended October 31, 2018, the Fund made purchases of $241,941,021 and had sales of $257,323,017 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions made during such period. These book/tax differences may be temporary or permanent in nature.

Accordingly, the following permanent differences that are primarily attributable to REIT adjustments, basis adjustments related to investments in partnerships, utilization of earnings and profits on shareholder redemptions, in-kind transfer of securities and reclass of distributions have been reclassed to (from) the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In-Capital
$(366,737)	$(3,146,522)	$3,513,259

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018

The tax character of ordinary dividends and capital gain distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2018	$6,146,697	$49,901,183	$56,047,880
2017	1,650,909	18,593,538	20,244,447

As of October 31, 2018, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$20,852,803
Undistributed Long-Term Capital Gains	80,108,495
Net Unrealized Appreciation	53,868,890
Other Temporary Differences	18

Total Distributable Earnings	$154,830,206

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to partnership basis adjustments and wash sales which cannot be used for Federal income tax purposes currently and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2018, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 683,831,337	$ 116,032,061	$ (62,163,171)	$ 53,868,890

8. Concentration of Risks:

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values;

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018

increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Foreign Securities Risk – The Fund’s investments in American Depository Receipts (“ADR”) are subject to foreign securities risk. ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and traded on U.S. exchanges. Although ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign securities, especially those of companies in emerging markets, can be riskier and more volatile than domestic securities. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the Fund to sell its securities and could reduce the value of your shares. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities may be reduced by a withholding tax at the source, which tax would reduce income received from the securities. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Small-Capitalization Company Risk – The small-capitalization companies in which the Fund will invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

9. Other:

At October 31, 2018, 53% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims are considered remote.

10. In-Kind Transfer of Securities:

During the year ended October 31, 2017, the Fund redeemed shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of the transaction.

Transaction Date	Institutional Shares Redeemed	Value	Realized Gain
11/29/16	3,155,505	$98,893,515	$32,325,895

12/16/16	2,431,683	79,102,645	26,149,306

			$58,475,201

During the year ended October 31, 2018, there were no in-kind transactions.

11. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earning on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income:

Net Investment Income:	$(589,583)
Net Realized Gain:	$(19,654,864)

Total Distributions:	$(20,244,447)

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018

12. New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and the Shareholders of ICM Small Company Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of ICM Small Company Portfolio, a series of shares of beneficial interest in The Advisors’ Inner Circle Fund (the “Fund”), including the schedule of investments, as of October 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund‘s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in The Advisors’ Inner Circle Fund since 2013.

Philadelphia, Pennsylvania

December 20, 2018

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018 (Unaudited)

DISCLOSURE OF FUND EXPENSES

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund’s gross income, directly reduce the investment return of a mutual fund. A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2018 to October 31, 2018).

The table below illustrates your Fund’s costs in two ways.

•

Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period.”

•

Hypothetical 5% return. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018 (Unaudited)

DISCLOSURE OF FUND EXPENSES

	Beginning Account Value 5/01/18	Ending Account Value 10/31/2018	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$959.80	0.93%	$4.59
Hypothetical 5% Return	1,000.00	1,020.52	0.93	4.74

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

This page intentionally left blank.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Klauder

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years

INTERESTED TRUSTEES[3],[4]
Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Vice Chairman of The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. President, Chief Executive Officer and Director of SEI Alpha Strategy Portfolios, LP, 2007 to 2013. President and Director of SEI Opportunity Fund, L.P. to 2010. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.
N. Jeffrey Klauder (Born: 1952)	Trustee (Since 2018)	Executive Vice President and General Counsel of SEI Investments since 2004.
INDEPENDENT TRUSTEES[4]
Joseph T. Grause, Jr. (Born: 1952)	Trustee (Since 2011) Lead Independent Trustee (Since 2018)

Self-Employed Consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018 (Unaudited)

are Trustees who may be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-234-5426. The following chart lists Trustees and Officers as of October 31, 2018.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of SEI Private Trust Company; SEI Investments Management Corporation; SEI Trust Company; SEI Investments (South Africa), Limited; SEI Investments (Canada) Company; SEI Global Fund Services Ltd.; SEI Investments Global Limited; SEI Global Master Fund; SEI Global Investments Fund; and SEI Global Assets Fund.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of The Korea Fund, Inc.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Trustees oversee 54 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018 (Unaudited)

Name and Year of Birth	Position with the Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years
INDEPENDENT TRUSTEES
(continued)[3]
Mitchell A. Johnson (Born: 1942)	Trustee (Since 2005)	Retired. Private investor since 1994.

Betty L. Krikorian (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008-2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.
Bruce R. Speca (Born: 1956)	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.
George J. Sullivan, Jr. (Born: 1942)	Trustee (Since 1999)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.

Tracie E. Ahern (Born: 1968)	Trustee (Since 2018)	Principal, Danesmead Partners since 2016; Chief Operating Officer/Chief Financial Officer, Brightwood Capital Advisors LLC, 2015 to 2016; Advisor, Brightwood Capital Advisors LLC, 2016; Chief Financial Officer, Soros Fund Management LLC, 2007 to 2015.
OFFICERS
Michael Beattie (Born: 1965)	President (Since 2011)	Director of Client Service, SEI Investments Company, since 2004.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Trustees oversee 54 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018 (Unaudited)

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of Stone Harbor Investments Funds, Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund).

Current Directorships: Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016. Trustee/ Director of State Street Navigator Securities Lending Trust to 2017. Member of the independent review committee for SEI’s Canadian-registered mutual funds to 2017.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

None.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018 (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation During the Past Five Years

OFFICERS (continued)
James Bernstein (Born: 1962)	Vice President and Assistant Secretary (Since 2017)

Attorney, SEI Investments, since 2017. Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
Stephen Connors (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.
Dianne M. Descoteaux (Born: 1977)	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
Russell Emery (Born: 1962)	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. until 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018 (Unaudited)

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018 (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation During the Past Five Years

OFFICERS (continued)
Robert Morrow (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.
Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)

Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners from April 2011 to March 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018 (Unaudited)

Other Directorships

Held in the Past Five Years

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2018, the Fund is designating the following items with regard to distributions paid during the year.

Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
88.46%	11.54%	100.00%	86.76%	86.80%	0.00%	3.47%	100.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the ICM Small Company Portfolio who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2018. Complete information will be computed and reported in conjunction with your 2018 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO OCTOBER 31, 2018 (Unaudited)

SHAREHOLDER VOTING RESULTS

A Special Meeting of the Shareholders of The Advisors’ Inner Circle Fund (the “Trust”) was held on March 26, 2018 for the purpose of electing the following eight Trustees to the Board of Trustees of the Trust: Robert Nesher, N. Jeffrey Klauder, Joseph T. Grause, Jr., Mitchell A. Johnson, Betty L. Krikorian, Bruce Speca, George J. Sullivan, Jr. and Tracie E. Ahern. There were 2,467,951,273 outstanding shares, 1,333,842,157 shares were voted representing 54.05% of the eligible outstanding shares. The results of the election are as follows:

Trustee/Nominee	Shares Voted For	Shares Withheld	Percentage Voted in Favor of	Percentage Withheld
Robert Nesher	1,280,261,954	58,538,573	95.63%	4.37%
N. Jeffrey Klauder	1,292,711,736	46,088,791	96.56%	3.44%
Joseph T. Grause, Jr.	1,279,204,698	59,595,829	95.55%	4.45%
Mitchell A. Johnson	1,260,036,047	78,764,480	94.12%	5.88%
Betty L. Krikorian	1,278,672,397	60,128,130	95.51%	4.49%
Bruce Speca	1,279,095,054	59,705,473	95.54%	4.46%
George J. Sullivan, Jr.	1,266,623,410	72,177,117	94.61%	5.39%
Tracie E. Ahern	1,298,017,704	40,782,823	96.95%	3.05%

ICM Small Company Portfolio

P.O. Box 219009

Kansas City, MO 64121

866-234-5426

Adviser:

Investment Counselors of Maryland, LLC

300 East Lombard Street

Suite 810

Baltimore, MD 21202

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ICM-AR-001-1600

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are Tracie E. Ahern and George Sullivan, and each whom is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the Advisors’ Inner Circle Fund (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$104,400	None	None	$101,400	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$6,000(2)	None	None	$30,000	None	$120,500
(d)	All Other Fees	None	None	None	None	None	None

(2)	Tax compliance services provided to affiliates of the Funds.

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$936,860	None	None	$896,975	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$19,532(3)	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

(3)	Tax compliance services for Westwood Emerging Markets Fund.

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$170,000	None	None	$162,500	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$89,000(4)	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

(4)	Tax return preparation.

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$113,300	None	None	$107,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether these services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether these services are consistent with SEC’s rules and whether the provision of these services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any said proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at the Audit Committee’s next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $6,000 and $150,500 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $19,532 and $62,500 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $89,000 and $0 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2018 and 2017, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 8, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and Chief Financial Officer

Date: January 8, 2019

*	Print the name and title of each signing officer under his or her signature.